Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Financial instruments measured at fair value by level within the fair value hierarchy
		Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2015:
Assets:
Term deposits and short term investments	769,681	106,907	662,774	—
Restricted cash	125,000	125,000	—	—
Available-for-sale investments	513,994	—	—	513,994
As of December 31, 2016:
Assets:
Term deposits and short term investments	781,298	22,198	759,100	—
Restricted cash	354,602	354,602	—	—
Available-for-sale investments	939,432	—	—	939,432

Reconciliation of the fair value measurements of available-for-sale investments using significant unobservable inputs (level 3)
Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
RMB

Beginning balance as of January 1, 2015	77,093
Additional investments	352,008
Additional investments obtained from conversion of ordinary shares	40,538
Change in fair value	15,869
Currency translation adjustment	28,486
Ending balance as of December 31, 2015	513,994
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336
Currency translation adjustment	34,282
Ending balance as of December 31, 2016	939,432

Key inputs used in available-for-sale investments valuation
	As of December 31,
	2015	2016
Discount rate	25.5%	23.0%
Lack of marketability discount (“DLOM”)	26.0%	25.0%
Volatility	50.3%	47.0%
Revenue growth rate	5.0%-503.0%	10.0%-349.0%
Terminal growth rate	3.0%	3.0%